CAPITAL AND RESERVES - Issuance of Common Shares (Details) $ / shares in Units, $ in Thousands														1 Months Ended	12 Months Ended
	Aug. 09, 2019 USD ($) shares	Apr. 05, 2019 USD ($) shares	Mar. 21, 2019 USD ($) shares	Mar. 18, 2019 USD ($) shares	Feb. 15, 2019 USD ($) shares	Oct. 16, 2018 USD ($) shares	Jul. 20, 2018 USD ($) shares	Jun. 12, 2018 USD ($) shares	Feb. 22, 2018 USD ($) shares	Feb. 16, 2018 USD ($) shares	Aug. 17, 2017 USD ($) shares	Jun. 01, 2017 USD ($) shares	Mar. 01, 2017 USD ($) shares	Feb. 20, 2019 shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)															717,240	511,668	338,709
Exercised during the year (in usd per share) | $ / shares															$ 22.06	$ 13.76	$ 15.63
Number of share options granted in share-based payment arrangement (in shares)															4,000	221,000
Belatrix
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)	51,471
Value of share options exercised in share-based payment arrangement | $	$ 5,000
Small Footprint
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)				13,895
Value of share options exercised in share-based payment arrangement | $				$ 868		$ 960
Number of share options granted in share-based payment arrangement (in shares)						16,315
Earn-out payment, percentage						25.00%
Avanxo S.A.
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)														14,778
Value of share options exercised in share-based payment arrangement | $			$ 845
WAE
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $							$ 982				$ 1,435
Number of share options granted in share-based payment arrangement (in shares)							18,692				34,219
Percent of purchase price							30.00%
PointSource
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)					3,542
Value of share options exercised in share-based payment arrangement | $					$ 208				$ 541			$ 3,100
Number of share options granted in share-based payment arrangement (in shares)									12,265			84,953
Ratio
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)			7,517
Value of share options exercised in share-based payment arrangement | $			$ 449							$ 334			$ 1,160
Number of share options granted in share-based payment arrangement (in shares)										7,605			34,309
Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares)		7,654
Value of share options exercised in share-based payment arrangement | $		$ 400						$ 400
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $															$ 6,732	$ 7,040	$ 3,141
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															181,860	163,233
Employee Restricted Stock Units Paid as Bonus
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																4,995,000
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)															309,539	564,995	254,328
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															181,860	163,233	86,931
Issued during the year (in usd per share) | $ / shares															$ 37.00	$ 43.13	$ 36.11
2012 and 2014 Plan Name
Disclosure of range of exercise prices of outstanding share options [line items]
Value of share options exercised in share-based payment arrangement | $															$ 15,822	$ 7,040	$ 5,296
Agreement 2, Tranche 2 | Clarice
Disclosure of range of exercise prices of outstanding share options [line items]
Options granted during the year (in shares)								9,120